Subsequent events	12 Months Ended
Dec. 31, 2018
Subsequent events
Subsequent events

25. Subsequent events

a) Repayment of loan to Plutux Labs

As of May 5, 2019, the Company has received full repayments of the whole outstanding loan principal of RMB 137,510 (US$20.0 million) and interest of RMB 0.83 million (US$0.12 million) from Plutux Labs.

Based on the interest rate of 10.5% p.a. pursuant to the original loan agreement with Plutux Labs and the number of days the loan principal was outstanding, as of December 31, 2018, the aggregate interest that the Company should be entitled to receive was RMB 6 million (US$0.88 million).

As of May 5, 2019, the Company and Plutux Labs agreed that Plutux Labs was only required to pay RMB 0.83 million (US$0.12 million) as interest to the Company.

The Company considered that this was an adjusting event and accordingly the Company wrote down the balance of interest receivable as of December 31, 2018 to the amount of RMB0.83 million (US$0.12 million), which was the amount the Company has actually recovered after the year end.

b) Additional cash advances to Jimu Group

Subsequent to the year ended December 31, 2018, the Group made additional cash advances to Jimu Group from January to May 2019, without contemporaneous loan agreement in the aggregate amount of RMB449.9 million (US$65.4 million).

(i) Cash Advances and Loan Agreements

The Group entered into two loan agreements with Jimu Group on July 19, 2019, to formally document the amounts due from Jimu Group that were attributable to the cash advances the Group made to Jimu Group outside of the ordinary course of business.

The first loan agreement was denominated in U.S. dollars and had a loan principal amount of RMB146.6 million (US$21.4 million), representing the cash that the Group advanced to Jimu Group in U.S. dollars in 2018. This U.S. dollar-denominated loan bears interest at an annual simple (non-compounding) rate of 3.5%. This loan agreement was supplemented by a supplement dated as of the same date, which revised the maturity date provision of the original agreement to require Jimu Group to repay the principal and interest amounts payable under the original loan agreement on a daily basis over the 215 days from July 1, 2019 to January 31, 2020.

The second loan agreement was denominated in Renminbi and had a loan principal amount of RMB294.9 million (US$42.9 million), representing the cash that the Group advanced to Jimu Group in Renminbi in 2018. This Renminbi-denominated loan bears interest at an annual simple (non-compounding) rate of 11%. This loan agreement was supplemented by two supplements dated as of the same date.

The first supplement revised the loan principal amount of the loan as of April 30, 2019, to RMB129.6 million (US$18.8 million), representing an additional RMB391.3 million (US$56.9 million) of cash that the Group advanced to Jimu Group between January 1, 2019, and April 30, 2019, minus RMB165.3 million (US$24.0 million) of deposits due from the Group under the information service cooperation agreement relating to the same period, RMB161.3 million (US$23.5 million) of asset management service fees and other service fees collected by the Group for Jimu Group during the same period and RMB230.0 million (US$33.5 million) due from the Group relating to the purchase of Jimu Micro Finance for that amount in March 2019 (Note 25 (c)(i)).

The second supplement further revised the loan principal amount of the loan as of May 31, 2019, to RMB154.6 million (US$22.5 million), representing an additional RMB58.6 million (US$8.5 million) of cash that the Group advanced to Jimu Group between May 1, 2019, and May 31, 2019, minus RMB2.5 million (US$0.4 million) of deposits due from the Group under the information service cooperation agreement relating to the same period and RMB31.1 million (US$4.5 million) of asset management service fees and other service fees collected by the Group for Jimu Group during the same period. The second supplement also allows the offset of loan principal against the guarantee deposit payable by the Group from July 2019 through 2020, and provided for repayment on a monthly basis over the 24 months from February 2020 through 2022.

(ii) Consulting Service Agreement

The Group entered into a consulting service agreement with Jimu Group on January 1, 2017. Pursuant to the agreement, the Group is required to pay Jimu Group a fee for the provision of their consulting services. The consulting service agreement was supplemented on July 19, 2019. The supplement allows the Group to withhold consulting service fees payable in the amount equivalent to the outstanding amount due from Jimu Group under the abovementioned U.S. dollar-denominated loan in the event that Jimu Group fails to fully and timely repay the loan principal and interest as it falls due under that loan agreement. The supplement also allows the Group to offset the consulting service fees payable against the outstanding amount due from Jimu Group under the abovementioned U.S. dollar-denominated loan upon Jimu Group’s failure to fully and timely repay the loan principal and interest due under that loan within 60 days after maturity.  As of July 1, 2019, the amount of outstanding consulting service fee payable to Jimu Group was RMB13.0 million (US$1.9 million).

(iii) Strategic Cooperation Agreement

The Group entered into a strategic cooperation agreement with Jimu Group on December 31, 2017. Pursuant to the agreement, the Group collects asset management fees on behalf of Jimu Group as part of a loan project referral program set up between the Group. The strategic cooperation agreement was supplemented on July 19, 2019. The supplement allows the Group to withhold asset management fees relating to loans made on or before December 31, 2018, collected in the amount equivalent to the outstanding amount due from Jimu Group under the abovementioned U.S. dollar-denominated loan in the event that Jimu Group fails to fully and timely repay the principal and interest as it falls due under that loan agreement. The supplement also allows the Group to deduct the asset management fees collected against the outstanding amount due from Jimu Group under the abovementioned U.S. dollar-denominated loan upon Jimu Group’s failure to fully and timely repay the principal and interest due under that loan within 60 days after maturity and apply them to amounts due under the U.S. dollar-denominated loan agreement. The Group expects to collect approximately RMB133 million (US$19.3 million) in asset management fees on behalf of Jimu Group between July 1, 2019, and November 30, 2020.

c) Settlement of the outstanding balance due from Jimu Group

The repayment of the outstanding balances due from Jimu Group will be made in accordance with the following agreements entered into with Jimu Group on July, 2019:

i) Acquisition of Ganzhou Jimu Micro Finance Co., Ltd

On March 18, 2019, the Company entered into an agreement to acquire 100% of the equity of Ganzhou Jimu Micro Finance Co., Ltd. (“Jimu Micro Finance”) from Jimu Group, for a purchase price of RMB230 million (US$33.5 million). With the license to operate small loan businesses, the Group expects the acquisition would enable the Group to carry out pilot financial services that will complement the existing services offerings of the Group, and also to allow the Group to further enhance its data collection capabilities.  On March 21, 2019, the Group obtained the control over Jimu Micro Finance by becoming its sole shareholder.

The purchase price of RMB 230 million was used to reduce the amounts due from Jimu Group pursuant to an offsetting agreement executed in July 2019.

ii) Information Service Cooperation Agreement and guarantee deposit payment to Jimu Group

In July, 2019, a new business arrangement (“New Arrangement”) was entered into between the Group and Jimu Group, which changed the existing collaboration arrangement with the peer-to-peer lending platform of Jimu Group for the Group’s lending solution to asset borrowers to obtain credit loans (refer to note 2(r)(i) for details).

Under the New Arrangement, while the Group will continue to facilitate the loan origination process and provide on-going loan servicing and does not loan money to borrowers (i.e. they are of off-balance sheet loans from the perspective of the Group), the Group will provide a certain level of limited guarantee to the individual investors registered on the P2P lending platform of Jimu Group regarding the recoverability of the loan principal and interest due by the borrowers referred by the Group (the “Guarantee”).  The purpose of entering into the New Arrangement is allow the Group to secure a stable funding partner which can offer a significant amount of funding to cope with the business needs of the Group’s lending solution business.

Pursuant to the New Arrangement, the Group entered into an information service cooperation agreement with Jimu Group on July 19, 2019. Pursuant to the agreement, the Group will undertake the credit enhancement measures by purchasing the overdue loan principal and interest up to a cap. The Group is obligated to maintain a guarantee deposit with Jimu Group and reimburse Jimu Group for defaulted loans the Group have facilitated that are funded through Jimu Box, up to a cap. The guarantee deposit must be maintained at an amount equal to 12% of the average outstanding balance of loans the Group have facilitated that are funded through Jimu Box, excluding loans originated before 2019. If the deposit falls below 12% at the end of any calculation period then the Group must deposit additional amounts with Jimu Group to raise it to 12%, and similarly, if the deposit exceeds 12% then Jimu Group must refund the excess to the Group. The cap on the Group’s reimbursement of Jimu Group for defaulted loans in any given month is 1.5% of the average aggregate balance of loans that (1) were facilitated by the Group, excluding loans originated before 2019, (2) were funded through Jimu Box and (3) were outstanding during the month in question, regardless of the vintage or tenor or due date of the loans. The average aggregate balance for the month in question is calculated as the outstanding balance at the beginning of the month plus the outstanding balance at the end of the month, divided by two. There is no catch-up or claw-back mechanism for months where the aggregate amount of defaulted loans is less than the cap on the Group’s reimbursement obligation. The initial deposit under the information service cooperation agreement was RMB165.3 million (US$24.0 million), representing 12% of the loans which the Group had facilitated and which Jimu Group had funded since January 1, 2019 and which remained outstanding on April 30, 2019, excluding amounts that were in default. In lieu of paying the deposit in cash, the Group reduced the amount that would be due from Jimu Group under the RMB denominated loan agreement described above.

The RMB-denominated cash advances as of December 31, 2018, were fully settled by the offset of RMB230 million (US$33.5 million) for the acquisition of Jimu Micro Finance and RMB64.9 million (US$9.4 million) of the guarantee deposit.

d) Acquisition of Infrarisk

In March 2019, the Company entered into an agreement to acquire Infrarisk Pty Limited ("Infrarisk"), an Australia-based SaaS company providing systems to lenders for managing the credit risk origination process, for an aggregate purchase price up to US$3.8 million in the form of newly issued ordinary shares. The acquisition is an integral part of the Company's ongoing efforts to expand its business internationally.